Accrued Pension And Severance Costs (Schedule Of Information About The Retirement And Severance Plans) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Japanese Plans [Member]
Accrued Pension And Severance Costs [Abstract]
Service cost	¥ 1,355	¥ 1,362	¥ 1,320
Interest cost	748	724	745
Expected return on plan assets	(405)	(486)	(280)
Amortization of unrecognized, Net actuarial (gain) or loss	511	487	560
Amortization of unrecognized, Prior service (benefit) cost	(172)	(176)	(176)
Other	(18)
Net periodic benefit cost	2,019	1,911	2,169
Non-Japanese Plans [Member]
Accrued Pension And Severance Costs [Abstract]
Service cost	227
Interest cost	242
Expected return on plan assets	(237)
Net periodic benefit cost	¥ 232